1933 Act/Rule 497(j)

                                 October 3, 1997

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Duff & Phelps Institutional Mutual Funds
         Registration No. 33-80057

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that of Version B contained in the registration statement for such registrant, filed electronically on September 30, 1997.


                                 Very truly yours,
                                 /s/ Edwin L. Kerr
                                 Edwin L. Kerr, Counsel
                                 Phoenix Home Life Mutual Insurance Company